UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

866-700-6104
Registrant's telephone number, including area code

Date of fiscal year end: 7/31/2004

Date of reporting period: 10/31/2004

Item 1. Schedule of Investments.

THE MEXICO EQUITY AND INCOME FUND, INC.

Schedule of Investments (unaudited)		October 31, 2004

MEXICO - 97.14%	Shares	Value

COMMON STOCKS - 90.80%

Communications - 15.83%
America Movil, S.A. de C.V. - Class L	1,173,300	$ 2,591,225
America Movil, S.A. de C.V. - Class L ADR	42,300	1,861,200
Telefonos de Mexico, S.A. de C.V. - Class L	640,300	1,098,744
Telefonos de Mexico, S.A. de C.V. - Class L ADR	18,302	626,660
		6,177,829

Cement - 3.91%
Cemex, S.A. de C.V. CPO	264,042	1,526,637

Construction - 8.63%
Empresas ICA Sociedad Controladora, S.A. de C.V.*	4,193,200	1,465,270
SARE Holding, S.A. de C.V. - Class B*	610,900	375,034
Urbi, Desarrollos Urbanos, S.A. de C.V.*	410,200	1,529,080
		3,369,384

Financial Groups - 4.76%
Grupo Financiero Banorte, S.A. de C.V. - Class O	395,300	1,857,775

Food, Beverage, and Tobacco - 17.53%
Alsea, S.A. de C.V.	795,150	1,539,589
Fomento Economico Mexicano, S.A. de C.V. ADR	4,550	200,655
Fomento Economico Mexicano, S.A. de C.V. UBD	157,000	694,011
Gruma S.A. - Class B	1,378,500	2,749,171
Grupo Embotelladoras Unidas, S.A. de C.V. - Class B	381,900	1,655,720
		6,839,146

Industrial Conglomerates - 8.08%
Alfa, S.A. - Class A	486,800	1,893,129
Grupo IMSA, S.A. de C.V. UBC	30,000	72,940
Hylsamex, S.A. de C.V. - Class B*	89,900	196,751
Hylsamex, S.A. de C.V. - Class L*	376,479	824,270
Industrias CH, S.A. - Class B*	25,900	167,310
		3,154,400

THE MEXICO EQUITY AND INCOME FUND, INC.

Schedule of Investments - (continued) (unaudited)		October 31, 2004

	Shares	Value

Media - 6.42%
Grupo Televisa, S.A. ADR	13,000	$ 715,000
Grupo Televisa, S.A. CPO	650,500	1,791,974
		2,506,974

Mining - 7.61%
Grupo Mexico, S.A. de C.V. - Class B*	718,400	2,968,847

Paper & Related Products - 1.29%
Kimberly-Clark de Mexico, S.A. de C.V. - Class A	168,400	504,057

Retailing - 15.35%
Controladora Comercial Mexicana S.A. de C.V. UBC	650,000	699,443
Grupo Elektra, S.A. de C.V.	236,900	1,867,633
Grupo Gigante, S.A. de CV - SER*	916,000	595,695
Wal-Mart de Mexico, S.A. de C.V. - Class V	863,984	2,828,067
		5,990,838

Specialty Stores - 1.39%
Corporativo Fragua, S.A. - Class B	173,100	540,339

TOTAL COMMON STOCKS (Cost $29,775,561)		35,436,226

THE MEXICO EQUITY AND INCOME FUND, INC.

Schedule of Investments - (continued) (unaudited)		October 31, 2004

CORPORATE BONDS - 2.20%	Titles	Value

Hylsamex, S.A. de C.V., 8.7500%, 03/08/2009	14,015	$ 430,064
Hylsamex, S.A. de C.V., 8.7500%, 09/08/2009	14,015	430,064
TOTAL CORPORATE BONDS (Cost $738,530)		860,128

INVESTMENT COMPANIES - 4.02%	Shares

GBM Fondo Corporativo de Liquidez Inmediata S.A. de C.V.
SIID para Personas Morales - Class B*	11,459,494	1,569,219
TOTAL INVESTMENT COMPANIES (Cost $1,572,182)

STRUCTURED EQUITY NOTE - 0.12%	Titles

Mexico Bolsa IPC Index* (Cost $44,271)	50	45,894

TOTAL MEXICO		37,911,467

	Principal
UNITED STATES - 2.26%	Amount

CORPORATE BOND - 2.06%

Monterrey Power S.A. de C.V., 9.6250%, 11/15/2009
(Cost $721,217)	$ 675,000	$ 803,149

THE MEXICO EQUITY AND INCOME FUND, INC.

Schedule of Investments - (concluded) (unaudited)		October 31, 2004

INVESTMENT COMPANY - 0.20%	Shares	Value

First American Treasury Obligations Fund - Class A
(Cost $79,871)	79,871	$ 79,871

TOTAL UNITED STATES		883,020

TOTAL INVESTMENTS - 99.40% (Cost $32,931,632)		38,794,487

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.60%		231,642

TOTAL NET ASSETS - 100.00%		$ 39,026,129

Footnotes and Abbreviations
* - Non-Income producing security.
ADR - American Depository Receipts.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.